SCHEDULE OF INFORMATION RELATED TO OPTIONS OUTSTANDING (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Exercise Price	$ 4.38
Number of share options outstanding	1,026,520
Weighted average remaining life	2 years
Number of share options exercisable outstanding	466,332
2019 share option [member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 3.56
Number of share options outstanding	257,478
Weighted average remaining life	1 year
Number of share options exercisable outstanding	257,478
2020 share option [member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 5.81
Number of share options outstanding	74,640
Weighted average remaining life	1 year
Number of share options exercisable outstanding	74,640
2021 share option [member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 5.81
Number of share options outstanding	134,214
Weighted average remaining life	3 years
Number of share options exercisable outstanding	134,214
2022 employee grants share option [member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 4.22
Number of share options outstanding	560,188
Weighted average remaining life	3 years
Number of share options exercisable outstanding	0